ORGANIZATION AND OPERATIONS (Details) (USD $)	0 Months Ended								0 Months Ended		6 Months Ended
	Jun. 23, 2011	Mar. 04, 2011	Sep. 30, 2012	Jul. 05, 2012	Mar. 31, 2012	Jun. 21, 2011	Jul. 05, 2012 Stevia Asia Limited [Member]	Jul. 05, 2012 Stevia Technew Limited [Member]	Oct. 04, 2011 Common Stock. $0.001 Par Value [Member]	Jun. 23, 2011 Common Stock. $0.001 Par Value [Member]	Sep. 30, 2012 Common Stock. $0.001 Par Value [Member]	Mar. 31, 2012 Common Stock. $0.001 Par Value [Member]	Apr. 10, 2011 Common Stock. $0.001 Par Value [Member]
Common stock, shares issued			63,555,635		58,354,775	79,800,000
Stock split ratio		0.028571
Common stock, shares outstanding			63,555,635		58,354,775	79,800,000					63,555,635	58,354,775	6,000,000
Common shares cancelled, shares									3,000,000	33,000,000
Number of shares issued for business acquisition	12,000,000									12,000,000
Contingent shares to be released from escrow upon completion of milestones	6,000,000										6,000,000
Shares issued in acquisition, percent of outstanding shares	20.40%
Monthly payment to related parties			$ 200,000	$ 200,000
Ownership percentage							70.00%	30.00%
Amounts due to related parties				$ 2,000,000